Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions
Acquisitions
On March 28, 2014, we acquired the Lucerne 1 Plant from DCP Midstream, LLC and its affiliates. The Lucerne 1 plant, along with our O'Connor plant, comprises our DJ Basin system. In conjunction with our acquisition of the Lucerne 1 plant, we entered into a long-term fee-based processing agreement with DCP Midstream, LLC pursuant to which DCP Midstream, LLC agreed to pay us (i) a fixed demand charge of 75% of the plant's capacity, and (ii) a throughput fee on all volumes processed for DCP Midstream, LLC at the Lucerne 1 plant. The acquisition of the Lucerne 1 plant represents a transaction between entities under common control and a change in reporting entity. Accordingly, our consolidated financial statements have been adjusted to retrospectively include the historical results of the Lucerne 1 plant for all periods presented, similar to the pooling method. Also in March 2014, DCP Midstream, LLC and its affiliates contributed or sold to us (i) the remaining 20% interest in DCP SC Texas GP; (ii) a 33.33% membership interest in each DCP Southern Hills Pipeline, LLC, which owns the Southern Hills pipeline, and DCP Sand Hills Pipeline, LLC, which owns the Sand Hills pipeline; and (iii) a 200 MMcf/d cryogenic natural gas processing plant also located in Weld County, Colorado, which is currently under construction, or the Lucerne 2 plant. The March 2014 transactions are discussed in Note 22. "Subsequent Events".
On August 5, 2013, we entered into a purchase and sale agreement with DCP Midstream, LP, or Midstream LP, a 100% owned subsidiary of DCP Midstream, LLC, pursuant to which the Partnership acquired from Midstream LP all of the membership interests in DCP LaSalle Plant LLC, or the LaSalle Transaction, for consideration of $209 million, subject to certain customary purchase price adjustments. The LaSalle Transaction was financed at closing using borrowings under our revolving credit facility.
DCP LaSalle Plant LLC owns the O'Connor plant, a cryogenic natural gas processing plant in Weld County, Colorado with initial capacity of 110 MMcf/d. Prior to the start of commercial operations in October 2013, the O'Connor plant was known as the LaSalle plant. The LaSalle Transaction represents a transfer of assets between entities under common control. The results of the O'Connor plant are included prospectively from the date of contribution in our Natural Gas Services segment. As of February 2014, the O'Connor plant expansion to 160 MMcf/d is mechanically complete.
On August 5, 2013, we entered into a purchase and sale agreement with Midstream LP pursuant to which the Partnership acquired from Midstream LP all of the membership interests in DCP Midstream Front Range LLC, or Front Range, for consideration of $86 million, subject to certain customary purchase price adjustments, or the Front Range Transaction. The Front Range Transaction was financed at closing using borrowings under our revolving credit facility.
Front Range owns a 33.33% equity interest in Front Range Pipeline LLC, a joint venture with affiliates of Enterprise Products Partners L.P., or Enterprise, and Anadarko Petroleum Corporation. The joint venture was formed to construct a new raw NGL mix pipeline that originates in the DJ Basin and extends approximately 435 miles to Skellytown, Texas, or the Front Range pipeline. With connections to the Mid-America pipeline, and to the Texas Express pipeline, in which the Partnership owns a 10% interest, the Front Range pipeline provides takeaway capacity and market access to the Gulf Coast for the expanding production of NGLs in the DJ Basin. The Front Range pipeline connects to the O'Connor plant as well as third party and DCP Midstream, LLC plants in the DJ Basin. The initial capacity of the Front Range pipeline is expected to be 150 MBbls/d, which could be expanded to 230 MBbls/d with the installation of additional pump stations. Enterprise is the operator of the pipeline, which was placed into service in February 2014. The Front Range pipeline currently has transportation agreements in place with affiliates of DCP Midstream, LLC and others. The transportation agreements provide for ship-or-pay arrangements for the first 10 years for a minimum volume specified in the agreement, with the last five years under plant dedication arrangements. The Front Range transaction represents a transfer of assets between entities under common control. The results of Front Range are included prospectively from the date of contribution in our NGL Logistics segment.
On March 28, 2013, we acquired an additional 46.67% interest in DCP SC Texas GP, or the Eagle Ford system, from DCP Midstream, LLC and an $87 million fixed price commodity derivative hedge for a three-year period for aggregate consideration of $626 million, plus customary working capital and other purchase price adjustments. $490 million of the consideration was financed with the net proceeds from our 3.875% 10-year Senior Notes offering, $125 million was financed by the issuance at closing of an aggregate 2,789,739 of our common units to DCP Midstream, LLC and the remaining $11 million was paid with cash on hand. We also reimbursed DCP Midstream, LLC $50 million for 46.67% of the capital spent to date by the Eagle Ford system for the construction of the Goliad plant, plus an incremental payment of $23 million as reimbursement for 46.67% of preformation capital expenditures. The $203 million excess purchase price over the carrying value of the acquired interest in the Eagle Ford system, as adjusted for customary working capital and other purchase price adjustments, was recorded as a decrease in limited partners’ equity. Prior to the acquisition of the additional interest in the Eagle Ford system, we owned a 33.33% interest which we accounted for as an unconsolidated affiliate using the equity method. The Eagle Ford system acquisition represents a transaction between entities under common control and a change in reporting entity. Accordingly, our consolidated financial statements have been adjusted to retrospectively include the historical results of our 80% interest in the Eagle Ford system for all periods presented, similar to the pooling method.
The assets and liabilities of our Lucerne 1 plant are included in the consolidated balance sheet as of December 31, 2013. The following table presents the previously reported December 31, 2013 consolidated balance sheet, adjusted for the acquisition of our Lucerne 1 plant from DCP Midstream, LLC:
As of December 31, 2013

	DCP Midstream Partners, LP (As previously reported on Form 10-K filed on 2/26/14)	Consolidate Lucerne 1 plant	Consolidated DCP Midstream Partners, LP (As currently reported)

ASSETS
Current assets:
Cash and cash equivalents	$12	$—	$12
Accounts receivable	342	—	342
Inventories	67	—	67
Other	82	—	82
Total current assets	503	—	503
Property, plant and equipment, net	3,005	41	3,046
Goodwill and intangible assets, net	283	—	283
Investments in unconsolidated affiliates	627	—	627
Other non-current assets	108	—	108
Total assets	$4,526	$41	$4,567
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$722	$1	$723
Long-term debt	1,590	—	1,590
Other long-term liabilities	41	—	41
Total liabilities	2,353	1	2,354
Commitments and contingent liabilities
Equity:
Partners’ equity
Net equity	1,956	40	1,996
Accumulated other comprehensive loss	(11)	—	(11)
Total partners’ equity	1,945	40	1,985
Noncontrolling interests	228	—	228
Total equity	2,173	40	2,213
Total liabilities and equity	$4,526	$41	$4,567

The assets and liabilities of our Lucerne 1 plant are included in the consolidated balance sheet as of December 31, 2012. The following table presents the previously reported December 31, 2012 consolidated balance sheet, adjusted for the acquisition of our Lucerne 1 plant from DCP Midstream, LLC:

As of December 31, 2012

	DCP Midstream Partners, LP (As previously reported on Form 10-K filed on 2/26/14)	Consolidate Lucerne 1 plant	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$2	$—	$2
Accounts receivable	239	—	239
Inventories	76	—	76
Other	51	—	51
Total current assets	368	—	368
Property, plant and equipment, net	2,550	42	2,592
Goodwill and intangible assets, net	291	—	291
Investments in unconsolidated affiliates	304	—	304
Other non-current assets	90	—	90
Total assets	$3,603	$42	$3,645
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$345	$—	$345
Long-term debt	1,620	—	1,620
Other long-term liabilities	44	—	44
Total liabilities	2,009	—	2,009
Commitments and contingent liabilities
Equity:
Partners’ equity
Net equity	1,420	42	1,462
Accumulated other comprehensive loss	(15)	—	(15)
Total partners’ equity	1,405	42	1,447
Noncontrolling interests	189	—	189
Total equity	1,594	42	1,636
Total liabilities and equity	$3,603	$42	$3,645

The results of our Lucerne 1 plant are included in the consolidated statement of operations for the year ended December 31, 2013. The following table presents the previously reported consolidated statement of operations for the year ended December 31, 2013, adjusted for the acquisition of our Lucerne 1 plant from DCP Midstream, LLC:
Year ended December 31, 2013

	DCP Midstream Partners, LP (As previously reported on Form 10-K filed on 2/26/14)	Consolidate Lucerne 1 plant	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Sales of natural gas, propane, NGLs and condensate	$2,695	$68	$2,763
Transportation, processing and other	268	3	271
Gains from commodity derivative activity, net	17	—	17
Total operating revenues	2,980	71	3,051
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	2,381	45	2,426
Operating and maintenance expense	211	4	215
Depreciation and amortization expense	93	2	95
General and administrative expense	62	1	63
Other income	8	—	8
Total operating costs and expenses	2,755	52	2,807
Operating income	225	19	244
Interest expense	(52)	—	(52)
Earnings from unconsolidated affiliates	33	—	33
Income before income taxes	206	19	225
Income tax expense	(8)	—	(8)
Net income	198	19	217
Net income attributable to noncontrolling interests	(17)	—	(17)
Net income attributable to partners	$181	$19	$200

The results of our Lucerne 1 plant are included in the consolidated statement of operations for the year ended December 31, 2012. The following table presents the previously reported consolidated statement of operations for the year ended December 31, 2012, adjusted for the acquisition of our Lucerne 1 plant from DCP Midstream, LLC:

Year Ended December 31, 2012

	DCP Midstream Partners, LP (As previously reported on Form 10-K filed on 2/26/14)	Consolidate Lucerne 1 plant	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Sales of natural gas, propane, NGLs and condensate	$2,459	$61	$2,520
Transportation, processing and other	232	2	234
Losses from commodity derivative activity, net	70	—	70
Total operating revenues	2,761	63	2,824
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	2,177	38	2,215
Operating and maintenance expense	193	4	197
Depreciation and amortization expense	89	2	91
General and administrative expense	74	1	75
Total operating costs and expenses	2,533	45	2,578
Operating income	228	18	246
Interest expense	(42)	—	(42)
Earnings from unconsolidated affiliates	26	—	26
Income before income taxes	212	18	230
Income tax expense	(1)	—	(1)
Net income	211	18	229
Net income attributable to noncontrolling interests	(13)	—	(13)
Net income attributable to partners	$198	$18	$216

Year Ended December 31, 2011

The results of our Lucerne 1 plant are included in the consolidated statement of operations for the year ended December 31, 2011. The following table presents the previously reported consolidated statement of operations for the year ended December 31, 2011 adjusted for the acquisition of our Lucerne 1 plant from DCP Midstream, LLC:

	DCP Midstream Partners, LP (As previously reported on Form 10-K filed on 2/26/14)	Consolidate Lucerne 1 plant	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Sales of natural gas, propane, NGLs and condensate	$3,487	$87	$3,574
Transportation, processing and other	205	3	208
Gains from commodity derivative activity, net	8	—	8
Total operating revenues	3,700	90	3,790
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	3,100	55	3,155
Operating and maintenance expense	188	4	192
Depreciation and amortization expense	133	2	135
General and administrative expense	75	1	76
Other income	(1)	—	(1)
Total operating costs and expenses	3,495	62	3,557
Operating income	205	28	233
Interest expense	(34)	—	(34)
Earnings from unconsolidated affiliates	23	—	23
Income before income taxes	194	28	222
Income tax expense	(1)	—	(1)
Net income	193	28	221
Net income attributable to noncontrolling interests	(30)	—	(30)
Net income attributable to partners	$163	$28	$191

On July 3, 2012, we acquired the Crossroads processing plant and associated gathering system from Penn Virginia Resource Partners, L.P. for $63 million. The acquisition was financed at closing with borrowings under our revolving credit facility. The Crossroads system, located in the southeastern portion of Harrison County in East Texas, includes approximately 8 miles of gas gathering pipeline, an 80 MMcf/d cryogenic processing plant, approximately 20 miles of NGL pipeline and a 50% ownership interest in an approximately 11-mile residue gas pipeline, or CrossPoint Pipeline, LLC, which we accounted for as an unconsolidated affiliate using the equity method. The Crossroads system is a part of our East Texas system, which is included in our Natural Gas Services segment.
We accounted for the Crossroads business combination based on estimates of the fair value of assets acquired and liabilities assumed, including: property, plant and equipment; the equity investment in CrossPoint Pipeline, LLC; a liability for a firm transportation agreement which expires in 2015; and a gas purchase agreement under which a portion of those firm transportation payments are recoverable. Expected cash payments and receipts were recorded at their estimated fair value and are included in other current liabilities, other long-term liabilities, and accounts receivable as of the acquisition date. The following table summarizes the aggregate consideration and fair value of the identifiable assets acquired and liabilities assumed in the acquisition of Crossroads as of the acquisition date:

July 3, 2012
(Millions)
Aggregate consideration	$63

Accounts receivable	$4
Property, plant and equipment	63
Investments in unconsolidated affiliates	6
Other current liabilities	(4)
Other long-term liabilities	(6)
Total	$63

The results of operations for acquisitions accounted for as a business combination are included in our results subsequent to the date of acquisition. Accordingly, total operating revenues of $22 million and net income of $1 million associated with Crossroads from the acquisition date to December 31, 2012 are included in our consolidated statement of operations for the year ended December 31, 2012.

Supplemental pro forma information is presented for comparative periods prior to the date of acquisition; however, comparative periods in the consolidated financial statements are not adjusted to include the results of the acquisition. The following tables present unaudited supplemental pro forma information for the consolidated statement of operations for the years ended December 31, 2012 and 2011, as if the acquisition of Crossroads had occurred at the beginning of the earliest period presented.

	Year Ended December 31, 2012
	DCP Midstream Partners, LP	Acquisition of Crossroads (a)	DCP Midstream Partners, LP Pro Forma
	(Millions)
Total operating revenues	$2,824	$27	$2,851
Net income attributable to partners	$216	$2	$218
Less:
Net income attributable to predecessor operations	(51)	—	(51)
General partner’s interest in net income	(41)	—	(41)
Net income allocable to limited partners	$124	$2	$126

Net income per limited partner unit - basic and diluted	$2.28	$0.03	$2.31

(a)	The year ended December 31, 2012 includes the financial results of Crossroads for the period from January 1, 2012 through July 2, 2012.

	Year Ended December 31, 2011
	DCP Midstream Partners, LP	Acquisition of Crossroads	DCP Midstream Partners, LP Pro Forma
	(Millions)
Total operating revenues	$3,790	$114	$3,904
Net income attributable to partners	$191	$4	$195
Less:
Net income attributable to predecessor operations	(91)	—	(91)
General partner’s interest in net income	(25)	—	(25)
Net income allocable to limited partners	$75	$4	$79

Net income per limited partner unit - basic	$1.73	$0.09	$1.82
Net income per limited partner unit - diluted	$1.72	$0.09	$1.81

The supplemental pro forma total operating revenues for the year ended December 31, 2012 was adjusted to eliminate $5 million related to a contractual gas processing arrangement between us and Crossroads during the period.

The supplemental pro forma information is not intended to reflect actual results that would have occurred if the acquired business had been combined during the periods presented, nor is it intended to be indicative of the results of operations that may be achieved by us in the future.